Taxes (Details) - Schedule of Taxes Payable - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of taxes payable [Abstract]
Income tax payable	$ 289,427	$ 170,887
Value added tax payable	38,055	52,474
Other taxes payable	14,403	24,729
Total taxes payable	$ 341,885	$ 248,090